Cover	Sep. 11, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	001-40206
Entity Registrant Name	XBP Global Holdings, Inc.
Entity Central Index Key	0001839530
Entity Tax Identification Number	85-2002883
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6641 N. Belt Line Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75063
City Area Code	844
Local Phone Number	935-2832
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	XBP
Security Exchange Name	NASDAQ
Redeemable warrants, each ten warrants exercisable for one share of common stock at an exercise price of $115.00 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each ten warrants exercisable for one share of common stock at an exercise price of $115.00
Trading Symbol	XBPEW
Security Exchange Name	NASDAQ